REPORTING ENTITY	12 Months Ended
Dec. 31, 2024
REPORTING ENTITY
REPORTING ENTITY
NOTE 1. REPORTING ENTITY
Bancolombia S.A., hereinafter the Parent Company, is a credit establishment, listed on the Colombia Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, and was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993. The duration of the company was extended until December 8, 2144. The company may be dissolved or extended before said term.

The Parent Company´s bylaws are formalized in the public deed number 2040, dated July 26, 2024, at the 20th Notary´s Office of Medellín.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business. The Parent Company may, by itself or through its subsidiaries, own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The Parent Company and its subsidiaries include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of Bancolombia Group are described in Note 3. Operating segments.

The Parent Company, through its subsidiaries, has banking operations and an international presence in United States, Puerto Rico, Panama, Guatemala, and El Salvador.
The assets and liabilities of operations in Barbados through Mercom Bank were transferred to other companies, leaving the balances of the credit portfolio and deposit portfolio at zero. As of December 31, 2024, the company is in the process of dissolution and liquidation.

Operations in the Cayman Islands through Sinesa Cayman, Inc. (before Bancolombia Cayman) have been canceled or transferred. On November 22, 2023, the Cayman Islands Monetary Authority approved the delivery of the banking license in accordance with Section 20(1)(a) of the Banking and Trust Companies Act (2021 Revision) (the “BTCA”). Therefore, the banking license has been canceled as of that date. As it is no longer a banking entity, on June 20, 2024, the name was changed to Sinesa Cayman, Inc., the company is currently in the process of dissolution and liquidation in the Cayman Islands Companies Registry.

The General Assembly of Shareholders of Transportempo S.A.S approved the liquidation of the company, making the corresponding adjudications and approvals of its final accounts. The above is recorded in Minute No. 98 of July 3, 2024.

On December 14, 2021, The Parent Company´s Board of Directors authorized the legal separation of the Nequi business, the digital platform of Bancolombia Group. The Financial Superintendence of Colombia (Superintendencia Financiera de Colombia) through Resolution 0843 of July 6, 2022, later modified by the Resolution 0955 of July 27, 2022, authorized the establishment of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation through which Nequi will operate as a 100% digital credit establishment. Nequi must obtain an authorization certificate or operating permit, accredited by the Financial Superintendence of Colombia in order to operate. Activities for this process are in progress. In September 2022, the company Nequi S.A. was created with a capitalization of COP 150,000 distributed mainly in Banca de Inversión Bancolombia S.A. Corporación Financiera with a participation percentage of 94.99%, Inversiones CFNS S.A.S. and others minority stockholders of 5.01%.
The Parent Company announced on October 29, 2024 that its Board of Directors authorized management to move forward with the steps necessary to modify the corporate structure of The Parent Company, its affiliates and subsidiaries through the creation of a holding company to be named Grupo Cibest S.A. as well as certain related corporate transactions.

The corporate structure changes will be presented, as applicable, for consideration at the shareholder meetings of the entities involved, including at an Extraordinary General Shareholders’ Meeting of the common and preferred shareholders of The Parent Company once required regulatory authorizations are obtained in Colombia and in other jurisdictions where The Parent Company ´s affiliates and subsidiaries operate.

The changes in the corporate structure include the following transactions:

(i)The distribution of certain subsidiaries by Bancolombia (Panama) S.A. to Sociedad Beneficiaria BC Panamá S.A.S., a company established by The Parent Company with the sole purpose of being the beneficiary of this distribution and subsequently merged into The Parent Company.
(ii)The merger of Sociedad Beneficiaria BC Panamá S.A.S into The Parent Company.
(iii)The distribution of certain assets and subsidiaries of Banca de Inversión Bancolombia S.A. Corporación Financiera to The Parent Company.
(iv)The distribution of certain assets and subsidiaries of The Parent Company to Grupo Cibest.

Once the corporate structure changes are completed, Grupo Cibest will be the parent company of The Parent Company, its affiliates and subsidiaries.
The shareholders of The Parent Company will become shareholders of Grupo Cibest, maintaining the same number of shares and the same percentage investment and under the same terms and conditions they have in The Parent Company at the time the transaction is finalized, which means the transaction will not involve the change in any rights with respect to the common and preferred shares nor any transfer of value to third parties.

On January 13, 2025, The Parent Company announced the publication of notices of merger by absorption and distribution of certain assets.

As of December 31, 2024, Bancolombia Group has 34,114 employees, 34,786 banking correspondents, 6,113 ATMs and operates through 844 offices.
For more information on the Bank’s subsidiaries, see Note 2.C.1. Subsidiaries.